20. ASSIGNMENT OF RECEIVABLES (Details Narrative) R$ in Thousands	Aug. 14, 2020 BRL (R$)
AssignmentOfReceivablesLineItems [Line Items]
Assignment of receivables	R$ 459,014
Telemar [member]
AssignmentOfReceivablesLineItems [Line Items]
Assignment of receivables	R$ 362,722
Discount rate	11.35%